Summary of Other Potentially Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023 Segment
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Number of segments	1
Bottom of range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Offices and rental contract lease term	2 years
Top of range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Offices and rental contract lease term	4 years